Other current operating liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses	SFr 35.8	SFr 54.9
Indirect taxes (VAT/GST) payables	26.9	19.2
Social security payables	2.5	40.8
Interim operational account	13.2	4.8
Other current operating liabilities	3.3	1.9
Other current operating liabilities	SFr 81.7	SFr 121.7